The UBS Funds

Prospectus Supplement | October 2, 2023

Includes:

•  UBS International Sustainable Equity Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus relating to Class A and Class P shares, dated October 28, 2022, as supplemented, for UBS International Sustainable Equity Fund (the "Fund"), a series of The UBS Funds, as follows:

Effective October 1, 2023, the Fund's primary benchmark changed from the MSCI All Country World ("ACWI") ex-US Index to the MSCI World ex-US Index.

The MSCI ACWI ex-US Index captures large and mid-cap equity representation across both Developed Markets countries (excluding the US) and Emerging Markets countries, while the MSCI World ex-US Index captures large and mid-cap equity representation solely across Developed Markets countries (excluding the US).

Therefore, the information under the heading "UBS International Sustainable Equity Fund-Fund Summary" and the sub-heading "Average annual total returns" is deleted in its entirety and replaced with the following:

Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2021)

Class (inception date)	1 year	5 years	10 years
Class A (6/30/97)
Return before taxes	(2.59)%	7.87%	7.45%
Class P (8/31/93)
Return before taxes	3.34	9.36	8.33
Return after taxes on distributions	1.17	8.69	7.74
Return after taxes on distributions and sale of fund shares	3.61	7.48	6.78
MSCI ACWI ex-US Index[1]	7.82	9.61	7.28
MSCI World ex-US Index[1]	12.62	9.63	7.84

1  Effective October 1, 2023, the MSCI World ex-US Index replaced the MSCI ACWI ex-US Index as the Fund's benchmark because it more closely aligns with the Fund's investment strategy.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1237

The UBS Funds

Prospectus Supplement | October 2, 2023

Includes:

•  UBS International Sustainable Equity Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus relating to Class P2 shares, dated October 28, 2022, as supplemented, for UBS International Sustainable Equity Fund (the "Fund"), a series of The UBS Funds, as follows:

Effective October 1, 2023, the Fund's primary benchmark changed from the MSCI All Country World ("ACWI") ex-US Index to the MSCI World ex-US Index.

The MSCI ACWI ex-US Index captures large and mid-cap equity representation across both Developed Markets countries (excluding the US) and Emerging Markets countries, while the MSCI World ex-US Index captures large and mid-cap equity representation solely across Developed Markets countries (excluding the US).

Therefore, the information under the heading "UBS International Sustainable Equity Fund-Fund Summary" and the sub-heading "Average annual total returns" is deleted in its entirety and replaced with the following:

Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2021)

Class (inception date)	1 year	Life of Class
Class P2 (10/30/20)
Return before taxes	4.14%	20.34%
Return after taxes on distributions	1.76	17.75
Return after taxes on distributions and sale of fund shares	4.22	15.62
MSCI ACWI ex-US Index[1]	7.82	24.27
MSCI World ex-US Index[1]	12.62	30.00

1  Effective October 1, 2023, the MSCI World ex-US Index replaced the MSCI ACWI ex-US Index as the Fund's benchmark because it more closely aligns with the Fund's investment strategy.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1238

The UBS Funds

Supplement to the Statements of Additional Information | October 2, 2023

Includes:

•  UBS All China Equity Fund

•  UBS Dynamic Alpha Fund

•  UBS Emerging Markets Equity Opportunity Fund

•  UBS Engage For Impact Fund

•  UBS Global Allocation Fund

•  UBS International Sustainable Equity Fund

•  UBS U.S. Small Cap Growth Fund

•  UBS Multi Income Bond Fund

•  UBS Sustainable Development Bank Bond Fund

•  UBS US Dividend Ruler Fund

•  UBS US Quality Growth At Reasonable Price Fund

Dear Investor,

The purpose of this supplement is to update the information in the Statements of Additional Information ("SAIs"), dated October 28, 2022, with respect to the above-listed series of the UBS Funds (the "Trust"), and the SAI, dated March 13, 2023, with respect to Class P2 shares of UBS US Dividend Ruler Fund, a series of the Trust, as follows:

The Board of Trustees of the Trust approved Mark E. Carver to serve as President of the Trust, and, therefore, effective October 1, 2023, Mark E. Carver replaced Igor Lasun as President of the Trust.

Therefore, the fifth row under the heading "Management of the Trust" and the table titled "Officers" is deleted in its entirety and replaced with the following:

Name, address, and age	Position(s) held with the trust	Term of office and length of time served	Principal occupation(s) during past 5 years
Mark E. Carver* Age: 60	President	Since October 2023

Mr. Carver is an executive director and senior member of UBS AM's Americas Products team (since rejoining UBS in January 2022). In addition to his Fund Board relations and governance role, he serves as a regional strategic product shelf manager, including UBS AM's strategic product alignment with UBS WM USA. Mr. Carver previously served in the role of President of the Trust from 2010 to 2018 before moving to a senior product role at UBS Wealth Management USA until 2020. Before rejoining UBS AM, Mr. Carver served in a consulting capacity for FLX Networks, a firm serving both the asset management and wealth management industries. He is president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.

(N.B. Above referenced footnote appears after the complete table in the SAI).

All references to Igor Lasun in the SAI are deleted in their entirety effective October 1, 2023.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1239